UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF for the period of June 1, 2023 to May 31, 2024.  You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income 1-3 Month T-Bill ETF	$39	0.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS Enhanced Income 1-3 Month T Bill ETF market value return was 5.74% and its net asset value (“NAV”) return was 5.80% compared to its reference index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.51%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $49.80. We believe the Fund’s outperformance relative to its reference index for the reporting period is attributable to the put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	5.80	5.71
NEOS Enhanced Income 1-3 Month T-Bill ETF Market	5.74	5.70
Bloomberg U.S. Aggregate Bond Index	1.31	0.45
Bloomberg U.S. Treasury Bills: 1-3 Months	5.51	4.87
Visit www.neosfunds.com for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR_AR_78433H501

KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$441,773,695
Number of Holdings	23
Net Advisory Fee	$915,994
Portfolio Turnover	0%
30-Day SEC Yield	5.06%
30-Day SEC Yield Unsubsidized	5.06%
Distribution Yield	5.54%
Visit www.neosfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Top 10 Issuers	(% of net assets)
United States Treasury Bills	99.8%
First American Treasury Obligations Fund	0.2%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index	0.0%
HOW HAS THE FUND CHANGED?
During the year the Fund changed its name from the NEOS Enhanced Income Cash Alternative ETF to the NEOS Enhanced Income 1-3 Month T-Bill ETF to better reflect the holdings of the ETF.
MANAGED DISTRIBUTIONS
While the NEOS Enhanced Income 1-3 Month T-Bill ETF does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the period, 9% of the Fund’s distributions were treated as return of capital and 6% were treated as capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Funds shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866) 498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 2	TSR_AR_78433H501

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF for the period of June 1, 2023 to May 31, 2024.  You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income Aggregate Bond ETF	$55	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS Enhanced Income Aggregate Bond ETF market value return was 1.69% and its net asset value (“NAV”) return was 1.74% compared to its reference index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.31%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $46.65.  We believe the Fund’s relative outperformance during the reporting period is attributable to its put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	1.74	1.48
NEOS Enhanced Income Aggregate Bond ETF Market	1.69	1.51
Bloomberg US Aggregate Bond Index	1.31	0.45
Visit www.neosfunds.com for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR_AR_78433H402

KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$11,188,552
Number of Holdings	10
Net Advisory Fee	$31,745
Portfolio Turnover	1%
30-Day SEC Yield	2.88%
30-Day SEC Yield Unsubsidized	2.85%
Distribution Yield	5.06%
Visit www.neosfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Top 10 Issuers	(% of net assets)
Vanguard Total Bond Market ETF	49.9%
iShares Core U.S. Aggregate Bond ETF	49.8%
First American Treasury Obligations Fund	0.2%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index	0.0%
MANAGED DISTRIBUTIONS
While the NEOS Enhanced Income Aggregate Bond ETF does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the period, 36% of the Fund’s distributions were treated as return of capital and 9% were treated as capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Funds shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866) 498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 2	TSR_AR_78433H402

NEOS Nasdaq-100® High Income ETF
QQQI (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF for the period of January 30, 2024 to May 31, 2024.  You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Nasdaq-100® High Income ETF	$23*	0.68%
*Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From January 30, 2024, the Fund’s inception date, through May 31, 2024, the NEOS Nasdaq-100® High Income ETF market value return was 5.72% and its net asset value (“NAV”) return was 5.75% compared to its reference index, the Nasdaq-100® Index, which returned 5.68%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $50.42.
We believe the Fund’s relative outperformance during the reporting period is attributable to the active laddered call strategy utilizing NDX Index options which allowed for the underlying equities to participate with more of the upside during market moves higher and dampen the downside during months when the Nasdaq-100® Index moved lower.

Top Contributors
↑	NVIDIA Corp
↑	Meta Platforms Inc. CL A
↑	Qualcomm Inc

Top Detractors
↓	Adobe Inc.
↓	Intel Corp
↓	Tesla Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
NEOS Nasdaq-100® High Income ETF	PAGE 1	TSR_AR_78433H675

CUMULATIVE TOTAL RETURN (%)

Since Inception (01/30/2024)
NEOS Nasdaq-100® High Income ETF NAV	5.75
NEOS Nasdaq-100® High Income ETF Market	5.72
NASDAQ Composite Index	7.39
NASDAQ-100® Index	5.68
Visit www.neosfunds.com for more recent performance information.
The Fund’s Cumulative Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$215,817,287
Number of Holdings	104
Net Advisory Fee	$175,260
Portfolio Turnover	3%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%
Distribution Yield	14.56%
Visit www.neosfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(% of net assets)
Microsoft Corp.	8.7%
Apple, Inc.	8.1%
NVIDIA Corp.	7.6%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	4.6%
Broadcom, Inc.	4.5%
Costco Wholesale Corp.	2.6%
Tesla, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%
MANAGED DISTRIBUTIONS
While the NEOS Nasdaq-100® High Income ETF does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the period, 98% of the Fund’s distributions were treated as return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a
NEOS Nasdaq-100® High Income ETF	PAGE 2	TSR_AR_78433H675

return of a shareholder’s investment, reduces a shareholder’s basis in the Funds shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866) 498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® High Income ETF	PAGE 3	TSR_AR_78433H675

NEOS S&P 500 High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the NEOS S&P 500 High Income ETF for the period of June 1, 2023 to May 31, 2024.  You can find additional information about the Fund at www.neosfunds.com. You can also request this information by contacting us at (866) 498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS S&P 500 High Income ETF	$73	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2024, the NEOS S&P 500® High Income ETF market value return was 15.76% and its net asset value (“NAV”) return was 15.79% compared to its reference index, the S&P 500® Index, which returned 28.19%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $49.58. We believe the Fund’s relative underperformance during the reporting period is attributable to the active short SPX Index laddered call strategy which prevented the underlying equity portfolio from fully participating with the market upside during the sharp rally in the S&P 500® Index for specific months.

Top Contributors
↑	NVIDIA Corp
↑	Amazon.com Inc
↑	Meta Platforms Inc. CL A

Top Detractors
↓	Bristol-Myers Squibb Co
↓	Nike Inc. Class B.
↓	Pfizer Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
NEOS S&P 500 High Income ETF	PAGE 1	TSR_AR_78433H303

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	15.79	12.58
NEOS S&P 500® High Income ETF Market	15.76	12.66
S&P 500® Index	28.19	18.53
Visit www.neosfunds.com for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$1,383,897,779
Number of Holdings	506
Net Advisory Fee	$3,831,430
Portfolio Turnover	14%
30-Day SEC Yield	0.84%
30-Day SEC Yield Unsubsidized	0.84%
Distribution Yield	12.11%
Visit www.neosfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(% of net assets)
Microsoft Corp.	7.1%
Apple, Inc.	6.5%
NVIDIA Corp.	6.3%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.4%
Broadcom, Inc.	1.4%
MANAGED DISTRIBUTIONS
While the NEOS S&P 500® High Income ETF does not have a speficic level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets. During the period, 87% of the Fund’s distributions were treated as return of capital and 4% were treated as capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Funds shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
NEOS S&P 500 High Income ETF	PAGE 2	TSR_AR_78433H303

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866) 498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500 High Income ETF	PAGE 3	TSR_AR_78433H303

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the registrant’s principal accountant to the Registrant other than those reported under the "audit services", "audit-related services", and "tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/24	FYE 5/31/23
(a) Audit Fees	$42,000	$30,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$12,000	$9,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/24	FYE 5/31/23
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/24	FYE 5/31/23
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Sharon Cheever, John Jacobs, Richard Keary and Robert Sherry.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2024

NEOS ETF Trust
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca
NEOS Nasdaq-100® High Income ETF	| QQQI	| NASDAQ
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
as of May 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)(b)(c)
Put Options - 0.0%(c)
S&P 500 Index
Expiration: 06/13/2024; Exercise Price: $4,775.00(d)	$110,299,959	209	$21,423
Expiration: 06/13/2024; Exercise Price: $4,600.00(d)	110,299,959	209	14,108
Expiration: 06/13/2024; Exercise Price: $4,550.00(d)	110,299,959	209	13,062
Expiration: 06/13/2024; Exercise Price: $4,500.00(d)	110,299,959	209	12,017
Total Put Options			60,610
TOTAL PURCHASED OPTIONS (Cost $118,317)			60,610
		Shares
SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.22%(d)(e)		1,088,487	1,088,487
Northern U.S. Government Select Money Market Fund, 5.03%(d)(e)		379,829	379,829
			1,468,316
U.S. Treasury Bills - 99.8%		Par
5.26%, 06/04/2024(f)		$34,452,000	34,446,985
5.29%, 06/06/2024(f)		39,254,000	39,236,853
5.28%, 06/11/2024(f)		35,504,000	35,462,464
5.29%, 06/20/2024(f)		39,229,000	39,131,560
5.23%, 06/25/2024(f)		34,157,000	34,047,136
5.26%, 06/27/2024(f)		32,870,000	32,754,856
5.29%, 07/05/2024(f)		35,893,000	35,724,881
5.30%, 07/09/2024(f)		31,612,000	31,445,602
5.31%, 07/18/2024(f)		31,612,000	31,404,434
5.30%, 08/01/2024(f)		36,262,000	35,949,996
5.30%, 08/08/2024(f)		37,085,000	36,728,737
5.29%, 08/20/2024(f)		14,971,000	14,801,029
5.31%, 08/22/2024(f)		39,795,000	39,332,494
			440,467,027
TOTAL SHORT-TERM INVESTMENTS (Cost $441,814,451)			441,935,343
TOTAL INVESTMENTS - 100.1% (Cost $441,932,768)			$441,995,953
Liabilities in Excess of Other Assets - (0.1)%			(222,258)
TOTAL NET ASSETS - 100.0%			$441,773,695
Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of May 31, 2024 is $1,528,926.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	The rate shown is the effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
as of May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)(b)(c)
Put Options - 0.0%(b)
S&P 500 Index
Expiration: 06/13/2024; Exercise Price: $4,750.00	$ (110,299,959)	(209)	$(20,377)
Expiration: 06/13/2024; Exercise Price: $4,825.00	(110,299,959)	(209)	(24,557)
Expiration: 06/13/2024; Exercise Price: $4,875.00	(110,299,959)	(209)	(28,738)
Expiration: 06/13/2024; Exercise Price: $4,925.00	(110,299,959)	(209)	(36,053)
Total Put Options			(109,725)
TOTAL WRITTEN OPTIONS (Premiums received $245,135)			(109,725)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
as of May 31, 2024

		Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
iShares Core U.S. Aggregate Bond ETF(a)		57,785	$5,577,408
Vanguard Total Bond Market ETF(a)		77,913	5,581,688
TOTAL EXCHANGE TRADED FUNDS (Cost $11,314,540)			11,159,096
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)(c)(d)
Put Options - 0.0%(d)
S&P 500 Index
Expiration: 06/13/2024; Exercise Price: $4,800.00(e)	3,694,257	7	753
Expiration: 06/13/2024; Exercise Price: $4,700.00(e)	3,694,257	7	577
Expiration: 06/13/2024; Exercise Price: $4,650.00(e)	3,694,257	7	543
Total Put Options			1,873
TOTAL PURCHASED OPTIONS (Cost $3,571)			1,873
		Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.22%(e)(f)		16,829	16,829
Northern U.S. Government Select Money Market Fund, 5.03%(e)(f)		14,771	14,771
TOTAL SHORT-TERM INVESTMENTS (Cost $31,600)			31,600
TOTAL INVESTMENTS - 100.0% (Cost $11,349,711)			$11,192,569
Liabilities in Excess of Other Assets - 0.0%(d)			(4,017)
TOTAL NET ASSETS - 100.0%			$11,188,552
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of May 31, 2024 is $38,182.
(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
as of May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)(b)(c)
Put Options - 0.0%(b)
S&P 500 Index
Expiration: 06/13/2024; Exercise Price: $4,900.00	$ (3,694,257)	(7)	$ (1,068)
Expiration: 06/13/2024; Exercise Price: $4,950.00	(3,694,257)	(7)	(1,365)
Expiration: 06/13/2024; Exercise Price: $4,980.00	(3,694,257)	(7)	(1,610)
Total Put Options			(4,043)
TOTAL WRITTEN OPTIONS (Premiums received $9,058)			(4,043)
Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 100.8%(a)
Automobiles - 2.5%
Tesla, Inc.(b)	29,960	$5,335,277
Beverages - 2.7%
Coca-Cola Europacific Partners PLC	6,848	504,766
Keurig Dr. Pepper, Inc.	21,828	747,609
Monster Beverage Corp.(b)	16,264	844,427
PepsiCo, Inc.	21,400	3,700,060
		5,796,862
Biotechnology - 4.0%
Amgen, Inc.	8,132	2,487,172
Biogen, Inc.(b)	2,140	481,371
Gilead Sciences, Inc.	19,688	1,265,348
Moderna, Inc.(b)	5,992	854,160
Regeneron Pharmaceuticals, Inc.(b)	1,712	1,678,034
Vertex Pharmaceuticals, Inc.(b)	3,852	1,753,970
		8,520,055
Broadline Retail - 6.2%
Amazon.com, Inc.(b)	63,050	11,124,542
MercadoLibre, Inc.(b)	428	738,548
PDD Holdings, Inc. - ADR(b)	10,700	1,602,646
		13,465,736
Chemicals - 1.4%
Linde plc	6,886	2,998,991
Commercial Services & Supplies - 0.8%
Cintas Corp.	1,284	870,514
Copart, Inc.(b)	15,408	817,548
		1,688,062
Communications Equipment - 1.4%
Cisco Systems, Inc.	65,484	3,045,006
Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.	6,848	5,546,127
Dollar Tree, Inc.(b)	3,424	403,861
Walgreens Boots Alliance, Inc.	14,124	229,091
		6,179,079
Electric Utilities - 1.4%
American Electric Power Co., Inc.	8,132	733,913
Constellation Energy Corp.	5,136	1,115,796
Exelon Corp.	15,836	594,642
Xcel Energy, Inc.	8,560	474,652
		2,919,003
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	2,140	478,547

The accompanying notes are an integral part of these financial statements.

5

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy Equipment & Services - 0.2%
Baker Hughes Co.	15,836	$530,189
Entertainment - 2.5%
Electronic Arts, Inc.	4,280	568,726
Netflix, Inc.(b)	6,420	4,119,200
Take-Two Interactive Software, Inc.(b)	2,568	411,805
Warner Bros. Discovery, Inc.(b)	39,376	324,458
		5,424,189
Financial Services - 0.5%
PayPal Holdings, Inc.(b)	16,692	1,051,429
Food Products - 1.0%
Kraft Heinz Co.	19,688	696,364
Mondelez International, Inc. - Class A	21,400	1,466,542
		2,162,906
Ground Transportation - 0.8%
CSX Corp.	30,816	1,040,040
Old Dominion Freight Line, Inc.	3,424	600,056
		1,640,096
Health Care Equipment & Supplies - 1.9%
Dexcom, Inc.(b)	5,992	711,670
GE HealthCare Technologies, Inc.	7,276	567,528
IDEXX Laboratories, Inc.(b)	1,284	638,084
Intuitive Surgical, Inc.(b)	5,564	2,237,395
		4,154,677
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. - Class A(b)	6,420	930,451
Booking Holdings, Inc.	428	1,616,278
DoorDash, Inc. - Class A(b)	5,992	659,779
Marriott International, Inc. - Class A	4,708	1,088,348
Starbucks Corp.	18,404	1,476,369
		5,771,225
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	9,958	2,013,408
Interactive Media & Services - 10.3%
Alphabet, Inc. - Class A(b)	35,961	6,203,273
Alphabet, Inc. - Class C(b)	34,339	5,973,612
Meta Platforms, Inc. - Class A	21,415	9,997,164
		22,174,049
IT Services - 0.3%
Cognizant Technology Solutions Corp. - Class A	8,132	537,932
MongoDB, Inc.(b)	856	202,067
		739,999

The accompanying notes are an integral part of these financial statements.

6

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - 0.1%
Illumina, Inc.(b)	2,568	$267,791
Machinery - 0.4%
PACCAR, Inc.	8,560	920,200
Media - 1.8%
Charter Communications, Inc. - Class A(b)	2,140	614,437
Comcast Corp. - Class A	62,916	2,518,528
Sirius XM Holdings, Inc.	61,632	173,802
Trade Desk, Inc. - Class A(b)	7,276	675,067
		3,981,834
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	2,568	511,700
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	8,988	701,244
Professional Services - 1.3%
Automatic Data Processing, Inc.	6,420	1,572,387
Paychex, Inc.	5,564	668,570
Verisk Analytics, Inc.	2,140	540,949
		2,781,906
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(b)	6,420	501,851
Semiconductors & Semiconductor Equipment - 25.2%(c)
Advanced Micro Devices, Inc.(b)	25,359	4,232,417
Analog Devices, Inc.	7,704	1,806,511
Applied Materials, Inc.	12,903	2,775,177
ASML Holding NV	1,284	1,233,089
Broadcom, Inc.	7,289	9,683,801
GLOBALFOUNDRIES, Inc.(b)	8,988	440,412
Intel Corp.	66,854	2,062,446
KLA Corp.	2,140	1,625,394
Lam Research Corp.	2,140	1,995,422
Marvell Technology, Inc.	14,124	971,872
Microchip Technology, Inc.	8,560	832,289
Micron Technology, Inc.	17,976	2,247,000
NVIDIA Corp.	15,026	16,473,455
NXP Semiconductors NV	3,852	1,048,129
ON Semiconductor Corp.(b)	6,848	500,178
QUALCOMM, Inc.	17,976	3,668,003
Texas Instruments, Inc.	14,210	2,771,092
		54,366,687

The accompanying notes are an integral part of these financial statements.

7

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 15.8%
Adobe, Inc.(b)	6,921	$3,078,184
ANSYS, Inc.(b)	1,284	407,606
Atlassian Corp. - Class A(b)	2,568	402,817
Autodesk, Inc.(b)	3,424	690,278
Cadence Design Systems, Inc.(b)	4,280	1,225,407
Crowdstrike Holdings, Inc. - Class A(b)	3,424	1,074,006
Datadog, Inc. - Class A(b)	4,708	518,727
Fortinet, Inc.(b)	11,984	710,891
Intuit, Inc.	4,280	2,467,163
Microsoft Corp.	45,046	18,699,946
Palo Alto Networks, Inc.(b)	5,136	1,514,658
Roper Technologies, Inc.	1,712	912,085
Synopsys, Inc.(b)	2,140	1,200,112
Workday, Inc. - Class A(b)	3,424	724,005
Zscaler, Inc.(b)	2,140	363,714
		33,989,599
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.(b)	856	824,550
Ross Stores, Inc.	5,564	777,625
		1,602,175
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	91,143	17,522,242
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.(b)	1,712	534,127
Trading Companies & Distributors - 0.3%
Fastenal Co.	9,416	621,268
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.	18,404	3,219,964
TOTAL COMMON STOCKS (Cost $212,517,490)		217,611,373
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.22%(d)	1,671,393	1,671,393
TOTAL SHORT-TERM INVESTMENTS (Cost $1,671,393)		1,671,393
TOTAL INVESTMENTS - 101.6% (Cost $214,188,883)		$219,282,766
Liabilities in Excess of Other Assets - (1.6)%		(3,465,479)
TOTAL NET ASSETS - 100.0%		$215,817,287
The accompanying notes are an integral part of these financial statements.

8

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of May 31, 2024 is $217,611,373.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

9

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
as of May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%(a)(b)
Call Options - (1.3)%
NASDAQ-100 Index
Expiration: 07/19/2024; Exercise Price: $18,700.00	$(81,561,260)	(44)	$ (1,651,100)
Expiration: 07/19/2024; Exercise Price: $18,950.00	(81,561,260)	(44)	(1,115,180)
Total Call Options			(2,766,280)
TOTAL WRITTEN OPTIONS (Premiums received $2,723,595)			(2,766,280)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 98.3%(a)
Aerospace & Defense - 1.4%
Axon Enterprise, Inc.(b)	982	$276,600
Boeing Co.(b)	17,624	3,130,199
General Dynamics Corp.	6,476	1,941,311
Howmet Aerospace, Inc.	12,066	1,021,387
Huntington Ingalls Industries, Inc.	554	140,217
L3Harris Technologies, Inc.	5,960	1,339,987
Lockheed Martin Corp.	6,394	3,007,354
Northrop Grumman Corp.	3,636	1,639,000
RTX Corp.	48,203	5,196,765
Textron, Inc.	6,050	530,040
TransDigm Group, Inc.	771	1,035,630
		19,258,490
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	975	84,211
Expeditors International of Washington, Inc.	3,687	445,758
FedEx Corp.	6,520	1,655,819
United Parcel Service, Inc. - Class B	23,313	3,238,875
		5,424,663
Automobile Components - 0.1%
Aptiv PLC(b)	6,521	542,939
BorgWarner, Inc.	6,520	232,503
		775,442
Automobiles - 1.5%
Ford Motor Co.	132,812	1,611,010
General Motors Co.	45,655	2,054,018
Tesla, Inc.(b)	93,328	16,619,850
		20,284,878
Banks - 3.6%
Bank of America Corp.	233,519	9,338,425
Citigroup, Inc.	64,798	4,037,563
Citizens Financial Group, Inc.	14,800	522,292
Comerica, Inc.	3,498	179,237
Fifth Third Bancorp	22,754	851,455
Huntington Bancshares, Inc.	48,382	673,477
JPMorgan Chase & Co.	98,004	19,858,551
KeyCorp	31,270	449,350
M&T Bank Corp.	3,747	568,045
PNC Financial Services Group, Inc.	12,068	1,899,383
Regions Financial Corp.	31,178	603,294
Truist Financial Corp.	45,120	1,703,280
US Bancorp	50,893	2,063,711
Wells Fargo & Co.	123,603	7,406,292
		50,154,355

The accompanying notes are an integral part of these financial statements.

11

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Beverages - 1.4%
Brown-Forman Corp. - Class B	3,747	$171,837
Coca-Cola Co.	131,739	8,290,335
Constellation Brands, Inc. - Class A	3,746	937,362
Keurig Dr. Pepper, Inc.	31,479	1,078,156
Molson Coors Beverage Co. - Class B	3,747	205,373
Monster Beverage Corp.(b)	23,557	1,223,080
PepsiCo, Inc.	45,678	7,897,726
		19,803,869
Biotechnology - 2.0%
AbbVie, Inc.	59,447	9,585,234
Amgen, Inc.	17,406	5,323,625
Biogen, Inc.(b)	3,679	827,554
Gilead Sciences, Inc.	42,194	2,711,809
Incyte Corp.(b)	3,747	216,539
Moderna, Inc.(b)	9,292	1,324,575
Regeneron Pharmaceuticals, Inc.(b)	3,136	3,073,782
Vertex Pharmaceuticals, Inc.(b)	8,562	3,898,621
		26,961,739
Broadline Retail - 3.8%
Amazon.com, Inc.(b)	294,211	51,910,589
eBay, Inc.	17,180	931,500
Etsy, Inc.(b)	975	61,883
		52,903,972
Building Products - 0.5%
A.O. Smith Corp.	975	81,549
Allegion PLC	973	118,531
Builders FirstSource, Inc.(b)	3,378	543,149
Carrier Global Corp.	28,244	1,784,738
Johnson Controls International PLC	22,777	1,637,894
Masco Corp.	6,443	450,494
Trane Technologies PLC	6,487	2,124,233
		6,740,588
Capital Markets - 2.6%
Ameriprise Financial, Inc.	3,066	1,338,646
Bank of New York Mellon Corp.	25,637	1,528,222
BlackRock, Inc.	3,604	2,782,396
Blackstone, Inc.	23,095	2,782,948
Cboe Global Markets, Inc.	3,118	539,383
Charles Schwab Corp.	48,894	3,582,952
CME Group, Inc.	11,641	2,362,890
FactSet Research Systems, Inc.	530	214,258
Franklin Resources, Inc.	8,894	209,898
Goldman Sachs Group, Inc.	9,289	4,240,614
Intercontinental Exchange, Inc.	17,919	2,399,354
The accompanying notes are an integral part of these financial statements.

12

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
Invesco Ltd.	14,535	$228,345
MarketAxess Holdings, Inc.	527	104,836
Moody’s Corp.	3,746	1,487,125
Morgan Stanley	42,476	4,155,852
MSCI, Inc.	973	481,810
Nasdaq, Inc.	11,362	670,699
Northern Trust Corp.	6,197	522,035
Raymond James Financial, Inc.	5,933	728,276
S&P Global, Inc.	9,299	3,975,415
State Street Corp.	9,275	701,097
T. Rowe Price Group, Inc.	6,426	757,176
		35,794,227
Chemicals - 1.4%
Air Products and Chemicals, Inc.	6,416	1,711,147
Albemarle Corp.	3,280	402,095
Celanese Corp.	974	148,087
CF Industries Holdings, Inc.	3,748	298,828
Corteva, Inc.	23,071	1,290,592
Dow, Inc.	23,043	1,327,968
DuPont de Nemours, Inc.	14,266	1,172,095
Eastman Chemical Co.	975	98,797
Ecolab, Inc.	6,520	1,513,944
FMC Corp.	975	59,426
International Flavors & Fragrances, Inc.	6,521	627,190
Linde PLC	15,053	6,555,883
LyondellBasell Industries NV - Class A	6,520	648,218
Mosaic Co.	9,536	294,948
PPG Industries, Inc.	6,520	856,793
Sherwin-Williams Co.	6,520	1,980,776
		18,986,787
Commercial Services & Supplies - 0.6%
Cintas Corp.	2,868	1,944,418
Copart, Inc.(b)	28,737	1,524,785
Republic Services, Inc.	6,157	1,140,215
Rollins, Inc.	6,520	297,899
Veralto Corp.	6,370	627,955
Waste Management, Inc.	11,724	2,470,598
		8,005,870
Communications Equipment - 0.7%
Arista Networks, Inc.(b)	6,520	1,940,678
Cisco Systems, Inc.	137,359	6,387,193
F5, Inc.(b)	833	140,752
Juniper Networks, Inc.	9,294	331,517
Motorola Solutions, Inc.	3,747	1,367,318
		10,167,458

The accompanying notes are an integral part of these financial statements.

13

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Construction & Engineering - 0.1%
Quanta Services, Inc.	3,682	$1,016,011
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	862	493,133
Vulcan Materials Co.	3,509	897,497
		1,390,630
Consumer Finance - 0.6%
American Express Co.	17,953	4,308,720
Capital One Financial Corp.	11,931	1,642,063
Discover Financial Services	8,461	1,037,826
Synchrony Financial	14,052	615,478
		7,604,087
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	14,460	11,711,009
Dollar General Corp.	6,378	873,212
Dollar Tree, Inc.(b)	6,227	734,475
Kroger Co.	20,804	1,089,505
Sysco Corp.	16,963	1,235,246
Target Corp.	14,741	2,301,955
Walgreens Boots Alliance, Inc.	23,314	378,153
Walmart, Inc.	144,123	9,477,528
		27,801,083
Containers & Packaging - 0.2%
Amcor PLC	48,326	491,475
Avery Dennison Corp.	972	221,218
Ball Corp.	9,294	645,282
International Paper Co.	11,447	516,145
Packaging Corp. of America	973	178,536
Westrock Co.	6,521	349,787
		2,402,443
Distributors - 0.1%
Genuine Parts Co.	3,615	521,066
LKQ Corp.	6,520	280,556
Pool Corp.	537	195,226
		996,848
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	241,595	4,401,861
Verizon Communications, Inc.	142,691	5,871,735
		10,273,596
Electric Utilities - 1.7%
Alliant Energy Corp.	6,520	335,715
American Electric Power Co., Inc.	17,281	1,559,610
Constellation Energy Corp.	9,294	2,019,121
The accompanying notes are an integral part of these financial statements.

14

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric Utilities - (Continued)
Duke Energy Corp.	25,674	$2,659,056
Edison International	11,977	920,432
Entergy Corp.	6,267	704,975
Evergy, Inc.	6,520	356,383
Eversource Energy	11,504	681,382
Exelon Corp.	33,758	1,267,613
FirstEnergy Corp.	17,139	690,016
NextEra Energy, Inc.	68,390	5,472,568
NRG Energy, Inc.	6,461	523,341
PG&E Corp.	71,238	1,320,753
Pinnacle West Capital Corp.	974	76,810
PPL Corp.	23,565	691,161
Southern Co.	36,754	2,945,466
Xcel Energy, Inc.	17,615	976,752
		23,201,154
Electrical Equipment - 0.7%
AMETEK, Inc.	6,520	1,105,662
Eaton Corp. PLC	12,067	4,016,501
Emerson Electric Co.	17,887	2,006,206
GE Vernova, Inc.(b)	8,849	1,556,539
Generac Holdings, Inc.(b)	858	126,306
Hubbell, Inc.	745	289,723
Rockwell Automation, Inc.	3,255	838,260
		9,939,197
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	19,921	2,636,943
CDW Corp.	3,530	789,379
Corning, Inc.	25,600	953,856
Jabil, Inc.	3,433	408,184
Keysight Technologies, Inc.(b)	3,747	518,884
TE Connectivity Ltd.	9,295	1,391,461
Teledyne Technologies, Inc.(b)	656	260,399
Trimble, Inc.(b)	8,435	469,661
Zebra Technologies Corp. - Class A(b)	712	222,386
		7,651,153
Energy Equipment & Services - 0.3%
Baker Hughes Co.	33,960	1,136,981
Halliburton Co.	28,708	1,053,583
Schlumberger NV	48,110	2,207,768
		4,398,332
Entertainment - 1.3%
Electronic Arts, Inc.	6,521	866,510
Live Nation Entertainment, Inc.(b)	3,625	339,807
Netflix, Inc.(b)	14,390	9,232,912
The accompanying notes are an integral part of these financial statements.

15

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Entertainment - (Continued)
Take-Two Interactive Software, Inc.(b)	3,746	$600,709
Walt Disney Co.	61,866	6,428,496
Warner Bros. Discovery, Inc.(b)	73,970	609,513
		18,077,947
Financial Services - 4.4%
Berkshire Hathaway, Inc. - Class B(b)	61,832	25,623,181
Corpay, Inc.(b)	972	260,175
Fidelity National Information Services, Inc.	19,835	1,505,080
Fiserv, Inc.(b)	19,953	2,988,161
Global Payments, Inc.	8,595	875,401
Jack Henry & Associates, Inc.	972	160,069
Mastercard, Inc. - Class A	28,094	12,559,985
PayPal Holdings, Inc.(b)	36,521	2,300,458
Visa, Inc. - Class A	53,662	14,620,748
		60,893,258
Food Products - 0.7%
Archer-Daniels-Midland Co.	17,375	1,084,895
Bunge Global SA	3,689	396,900
Campbell Soup Co.	3,748	166,336
Conagra Brands, Inc.	14,841	443,449
General Mills, Inc.	19,675	1,352,656
Hershey Co.	3,745	740,873
Hormel Foods Corp.	9,002	278,882
J.M. Smucker Co.	974	108,737
Kellogg Co.	6,520	393,417
Kraft Heinz Co.	26,017	920,221
Lamb Weston Holdings, Inc.	3,675	324,466
McCormick & Co., Inc.	6,520	470,874
Mondelez International, Inc. - Class A	45,430	3,113,318
Tyson Foods, Inc. - Class A	8,950	512,388
		10,307,412
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	3,738	433,309
Ground Transportation - 1.0%
CSX Corp.	65,682	2,216,768
JB Hunt Transport Services, Inc.	973	156,410
Norfolk Southern Corp.	6,473	1,455,130
Old Dominion Freight Line, Inc.	5,818	1,019,605
Uber Technologies, Inc.(b)	68,458	4,419,648
Union Pacific Corp.	20,127	4,685,968
		13,953,529

The accompanying notes are an integral part of these financial statements.

16

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	57,319	$5,857,429
Align Technology, Inc.(b)	972	250,008
Baxter International, Inc.	17,013	579,973
Becton Dickinson and Co.	9,017	2,091,673
Boston Scientific Corp.(b)	48,578	3,671,039
Cooper Cos., Inc.	3,925	370,167
Dexcom, Inc.(b)	11,988	1,423,815
Edwards Lifesciences Corp.(b)	20,032	1,740,580
GE HealthCare Technologies, Inc.	12,066	941,148
Hologic, Inc.(b)	6,520	481,046
IDEXX Laboratories, Inc.(b)	1,161	576,959
Insulet Corp.(b)	972	172,229
Intuitive Surgical, Inc.(b)	11,538	4,639,661
Medtronic PLC	45,076	3,667,834
ResMed, Inc.	3,711	765,691
Solventum Corp.(b)	4,033	239,318
STERIS PLC	3,041	677,778
Stryker Corp.	11,328	3,863,867
Teleflex, Inc.	654	136,732
Zimmer Biomet Holdings, Inc.	6,226	716,924
		32,863,871
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	6,520	647,240
Cencora, Inc.	3,746	848,731
Centene Corp.(b)	17,373	1,243,733
Cigna Corp.	9,054	3,120,190
CVS Health Corp.	42,756	2,548,258
DaVita, Inc.(b)	4	588
Elevance Health, Inc.	6,520	3,510,890
HCA Healthcare, Inc.	6,077	2,064,661
Henry Schein, Inc.(b)	975	67,607
Humana, Inc.	3,366	1,205,432
Labcorp Holdings, Inc.	973	189,647
McKesson Corp.	3,514	2,001,539
Molina Healthcare, Inc.(b)	809	254,495
Quest Diagnostics, Inc.	974	138,279
UnitedHealth Group, Inc.	31,079	15,395,604
Universal Health Services, Inc. - Class B	847	160,761
		33,397,655
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A(b)	14,347	2,079,311
Booking Holdings, Inc.	488	1,842,859
Caesars Entertainment, Inc.(b)	6,305	224,206
Carnival Corp.(b)	33,920	511,513
The accompanying notes are an integral part of these financial statements.

17

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - (Continued)
Chipotle Mexican Grill, Inc.(b)	384	$1,201,736
Darden Restaurants, Inc.	3,333	501,250
Domino’s Pizza, Inc.	487	247,678
Expedia Group, Inc.(b)	3,514	396,590
Hilton Worldwide Holdings, Inc.	8,543	1,713,726
Las Vegas Sands Corp.	9,295	418,554
Marriott International, Inc. - Class A	6,757	1,562,016
McDonald’s Corp.	23,348	6,044,564
MGM Resorts International(b)	8,767	352,170
Norwegian Cruise Line Holdings Ltd.(b)	14,229	236,201
Royal Caribbean Cruises Ltd.(b)	6,520	962,874
Starbucks Corp.	37,419	3,001,752
Wynn Resorts Ltd.	974	92,413
Yum! Brands, Inc.	8,879	1,220,241
		22,609,654
Household Durables - 0.3%
D.R. Horton, Inc.	9,168	1,355,031
Garmin Ltd.	3,746	613,782
Lennar Corp. - Class A	6,520	1,045,482
Mohawk Industries, Inc.(b)	4	488
NVR, Inc.(b)	41	314,910
PulteGroup, Inc.	6,320	741,462
		4,071,155
Household Products - 1.3%
Church & Dwight Co., Inc.	6,520	697,705
Clorox Co.	3,384	445,199
Colgate-Palmolive Co.	26,393	2,453,493
Kimberly-Clark Corp.	9,295	1,239,024
Procter & Gamble Co.	79,271	13,043,250
		17,878,671
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp.	22,603	487,999
Industrial Conglomerates - 0.9%
3M Co.	17,615	1,763,966
General Electric Co.	36,657	6,053,537
Honeywell International, Inc.	20,804	4,206,361
		12,023,864
Insurance - 2.1%
Aflac, Inc.	17,355	1,559,694
Allstate Corp.	6,520	1,092,230
American International Group, Inc.	23,021	1,814,515
Aon PLC - Class A	6,112	1,721,384
Arch Capital Group Ltd.(b)	11,831	1,214,215

The accompanying notes are an integral part of these financial statements.

18

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Arthur J Gallagher & Co.	6,323	$1,601,806
Assurant, Inc.	731	126,807
Brown & Brown, Inc.	6,520	583,605
Chubb Ltd.	12,068	3,268,256
Cincinnati Financial Corp.	3,746	440,455
Everest Group Ltd.	605	236,513
Globe Life, Inc.	973	80,525
Hartford Financial Services Group, Inc.	9,170	948,636
Loews Corp.	3,748	287,846
Marsh & McLennan Cos., Inc.	15,156	3,146,082
MetLife, Inc.	20,262	1,466,361
Principal Financial Group, Inc.	6,380	523,415
Progressive Corp.	19,744	4,169,538
Prudential Financial, Inc.	11,657	1,402,920
Travelers Cos., Inc.	6,500	1,402,050
W.R. Berkley Corp.	6,152	498,497
Willis Towers Watson PLC	3,096	790,378
		28,375,728
Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A(b)	191,836	33,091,710
Alphabet, Inc. - Class C(b)	161,625	28,116,285
Match Group, Inc.(b)	8,741	267,737
Meta Platforms, Inc. - Class A	71,423	33,342,399
		94,818,131
IT Services - 0.9%
Accenture PLC - Class A	20,369	5,749,965
Akamai Technologies, Inc.(b)	3,746	345,531
Cognizant Technology Solutions Corp. - Class A	16,921	1,119,324
EPAM Systems, Inc.(b)	805	143,234
Gartner, Inc.(b)	972	407,919
International Business Machines Corp.	30,922	5,159,336
VeriSign, Inc.(b)	973	169,613
		13,094,922
Leisure Products - 0.0%(b)
Hasbro, Inc.	3,478	207,915
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	9,046	1,179,689
Bio-Rad Laboratories, Inc. - Class A(b)	291	83,476
Bio-Techne Corp.	3,746	289,154
Charles River Laboratories International, Inc.(b)	713	148,618
Danaher Corp.	20,786	5,337,845
Illumina, Inc.(b)	3,746	390,633
IQVIA Holdings, Inc.(b)	5,860	1,283,867

The accompanying notes are an integral part of these financial statements.

19

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - (Continued)
Mettler-Toledo International, Inc.(b)	303	$425,439
Revvity, Inc.	975	106,529
Thermo Fisher Scientific, Inc.	12,026	6,830,527
Waters Corp.(b)	826	255,151
West Pharmaceutical Services, Inc.	972	322,131
		16,653,059
Machinery - 1.6%
Caterpillar, Inc.	17,052	5,772,443
Cummins, Inc.	3,634	1,023,807
Deere & Co.	8,705	3,262,286
Dover Corp.	3,610	663,590
Fortive Corp.	11,529	858,219
IDEX Corp.	972	202,798
Illinois Tool Works, Inc.	8,791	2,134,015
Ingersoll Rand, Inc.	12,068	1,122,927
Nordson Corp.	756	177,448
Otis Worldwide Corp.	12,068	1,197,146
PACCAR, Inc.	17,237	1,852,978
Parker-Hannifin Corp.	3,449	1,833,213
Pentair PLC	3,746	304,849
Snap-on, Inc.	736	200,825
Stanley Black & Decker, Inc.	3,746	326,539
Westinghouse Air Brake Technologies Corp.	3,747	634,105
Xylem, Inc.	6,672	940,885
		22,508,073
Media - 0.6%
Charter Communications, Inc. - Class A(b)	3,064	879,736
Comcast Corp. - Class A	135,528	5,425,186
Fox Corp. - Class A	6,764	232,885
Fox Corp. - Class B	3,497	111,694
Interpublic Group of Cos., Inc.	11,970	375,499
News Corp. - Class A	11,923	324,186
News Corp. - Class B	975	27,183
Omnicom Group, Inc.	3,748	348,414
Paramount Global - Class B	15,063	179,400
		7,904,183
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	48,151	2,539,002
Newmont Corp.	37,616	1,577,615
Nucor Corp.	6,740	1,138,049
Steel Dynamics, Inc.	3,753	502,414
		5,757,080
The accompanying notes are an integral part of these financial statements.

20

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities - 0.6%
Ameren Corp.	6,521	$478,446
CenterPoint Energy, Inc.	20,388	622,038
CMS Energy Corp.	9,043	569,076
Consolidated Edison, Inc.	11,448	1,082,408
Dominion Energy, Inc.	28,282	1,524,965
DTE Energy Co.	6,200	722,486
NiSource, Inc.	12,068	350,696
Public Service Enterprise Group, Inc.	16,880	1,278,829
Sempra	20,386	1,570,334
WEC Energy Group, Inc.	9,294	753,093
		8,952,371
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	9,265	282,860
Chevron Corp.	59,373	9,636,238
ConocoPhillips	39,838	4,640,330
Coterra Energy, Inc.	25,391	724,151
Devon Energy Corp.	20,552	1,008,692
Diamondback Energy, Inc.	3,747	746,627
EOG Resources, Inc.	19,796	2,465,592
EQT Corp.	12,065	495,751
Exxon Mobil Corp.	151,115	17,719,745
Hess Corp.	8,851	1,363,939
Kinder Morgan, Inc.	65,128	1,269,345
Marathon Oil Corp.	19,771	572,568
Marathon Petroleum Corp.	11,926	2,106,251
Occidental Petroleum Corp.	20,821	1,301,313
ONEOK, Inc.	19,756	1,600,236
Phillips 66	14,416	2,048,658
Targa Resources Corp.	6,430	760,219
Valero Energy Corp.	11,376	1,787,625
Williams Cos., Inc.	40,224	1,669,698
		52,199,838
Passenger Airlines - 0.2%
American Airlines Group, Inc.(b)	20,682	237,843
Delta Air Lines, Inc.	20,554	1,048,665
Southwest Airlines Co.	19,883	533,660
United Airlines Holdings, Inc.(b)	9,534	505,206
		2,325,374
Personal Care Products - 0.1%
Kenvue, Inc.	57,161	1,103,207
The Estee Lauder Companies, Inc. - Class A	6,520	804,307
		1,907,514
The accompanying notes are an integral part of these financial statements.

21

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	68,153	$2,800,407
Catalent, Inc.(b)	3,747	201,551
Eli Lilly & Co.	26,063	21,380,521
Johnson & Johnson	81,571	11,964,019
Merck & Co., Inc.	84,987	10,669,268
Pfizer, Inc.	191,380	5,484,951
Viatris, Inc.	39,918	423,131
Zoetis, Inc.	14,717	2,495,414
		55,419,262
Professional Services - 0.6%
Automatic Data Processing, Inc.	12,361	3,027,456
Broadridge Financial Solutions, Inc.	3,300	662,541
Dayforce, Inc.(b)	3,746	185,277
Equifax, Inc.	3,376	781,173
Jacobs Solutions, Inc.	3,416	475,986
Leidos Holdings, Inc.	3,579	526,292
Paychex, Inc.	9,295	1,116,887
Paycom Software, Inc.	682	99,108
Robert Half International, Inc.	974	62,560
Verisk Analytics, Inc.	3,678	929,725
		7,867,005
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(b)	9,204	810,596
CoStar Group, Inc.(b)	12,068	943,356
		1,753,952
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc.(b)	53,710	8,964,199
Analog Devices, Inc.	16,868	3,955,377
Applied Materials, Inc.	28,238	6,073,429
Broadcom, Inc.	14,407	19,140,420
Enphase Energy, Inc.(b)	3,558	455,068
First Solar, Inc.(b)	3,150	856,044
Intel Corp.	143,334	4,421,854
KLA Corp.	3,552	2,697,851
Lam Research Corp.	3,490	3,254,216
Microchip Technology, Inc.	17,469	1,698,511
Micron Technology, Inc.	36,807	4,600,875
Monolithic Power Systems, Inc.	665	489,194
NVIDIA Corp.	79,263	86,898,405
NXP Semiconductors NV	8,552	2,326,999
ON Semiconductor Corp.(b)	14,273	1,042,500
Qorvo, Inc.(b)	974	95,832
QUALCOMM, Inc.	37,050	7,560,052
Skyworks Solutions, Inc.	3,746	347,104
The accompanying notes are an integral part of these financial statements.

22

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Teradyne, Inc.	3,746	$527,961
Texas Instruments, Inc.	29,223	5,698,777
		161,104,668
Software - 10.3%
Adobe, Inc.(b)	14,629	6,506,394
ANSYS, Inc.(b)	2,866	909,812
Autodesk, Inc.(b)	6,297	1,269,475
Cadence Design Systems, Inc.(b)	8,771	2,511,225
Fair Isaac Corp.(b)	344	443,736
Fortinet, Inc.(b)	20,465	1,213,984
Gen Digital, Inc.	17,805	442,098
Intuit, Inc.	8,894	5,126,857
Microsoft Corp.	236,857	98,326,446
Oracle Corp.	53,608	6,282,321
Palo Alto Networks, Inc.(b)	9,327	2,750,626
PTC, Inc.(b)	3,315	584,236
Roper Technologies, Inc.	3,145	1,675,530
Salesforce, Inc.	31,800	7,455,192
ServiceNow, Inc.(b)	6,175	4,056,543
Synopsys, Inc.(b)	3,746	2,100,757
Tyler Technologies, Inc.(b)	586	281,491
		141,936,723
Specialty Retail - 1.7%
AutoZone, Inc.(b)	245	678,635
Bath & Body Works, Inc.	6,472	336,156
Best Buy Co., Inc.	3,748	317,905
CarMax, Inc.(b)	3,747	263,264
Home Depot, Inc.	33,798	11,317,936
Lowe’s Cos., Inc.	17,993	3,981,671
O’Reilly Automotive, Inc.(b)	826	795,653
Ross Stores, Inc.	9,295	1,299,069
TJX Companies, Inc.	37,508	3,867,075
Tractor Supply Co.	3,156	900,375
Ulta Beauty, Inc.(b)	686	271,032
		24,028,771
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	467,251	89,829,005
Hewlett Packard Enterprise Co.	42,690	753,478
HP, Inc.	28,682	1,046,893
NetApp, Inc.	6,227	749,918
Seagate Technology Holdings PLC	3,748	349,464
Super Micro Computer, Inc.(b)	991	777,449
Western Digital Corp.(b)	9,482	713,900
		94,220,107
The accompanying notes are an integral part of these financial statements.

23

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.(b)	504	$551,336
Lululemon Athletica, Inc.(b)	3,260	1,017,087
NIKE, Inc. - Class B	40,128	3,814,166
Ralph Lauren Corp.	3	561
Tapestry, Inc.	6,508	283,033
		5,666,183
Tobacco - 0.6%
Altria Group, Inc.	59,460	2,750,025
Philip Morris International, Inc.	51,465	5,217,522
		7,967,547
Trading Companies & Distributors - 0.2%
Fastenal Co.	17,920	1,182,361
United Rentals, Inc.	946	633,262
W.W. Grainger, Inc.	615	566,698
		2,382,321
Water Utilities - 0.0%(c)
American Water Works Co., Inc.	3,747	489,995
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	17,028	2,979,219
TOTAL COMMON STOCKS (Cost $1,232,261,124)		1,359,455,137
REAL ESTATE INVESTMENT TRUSTS - 1.9%(a)
Alexandria Real Estate Equities, Inc.	3,746	445,774
American Tower Corp.	14,777	2,892,450
AvalonBay Communities, Inc.	3,633	700,007
Boston Properties, Inc.	3,666	222,416
Camden Property Trust	974	99,981
Crown Castle, Inc.	14,326	1,468,415
Digital Realty Trust, Inc.	9,181	1,334,367
Equinix, Inc.	2,958	2,256,895
Equity Residential	11,442	744,073
Essex Property Trust, Inc.	894	232,252
Extra Space Storage, Inc.	6,261	906,405
Federal Realty Investment Trust	972	98,124
Healthpeak Properties, Inc.	17,568	349,603
Host Hotels & Resorts, Inc.	23,050	413,517
Invitation Homes, Inc.	17,941	624,167
Iron Mountain, Inc.	9,027	728,389
Kimco Realty Corp.	20,244	391,924
Mid-America Apartment Communities, Inc.	3,282	438,836
Prologis, Inc.	31,078	3,433,808
Public Storage	3,746	1,025,767
Realty Income Corp.	20,388	1,081,787
The accompanying notes are an integral part of these financial statements.

24

NEOS S&P 500® High Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Regency Centers Corp.	3,746	$230,005
SBA Communications Corp.	3,155	620,525
Simon Property Group, Inc.	9,294	1,406,275
UDR, Inc.	9,181	354,570
Ventas, Inc.	12,068	606,538
VICI Properties, Inc.	34,252	983,375
Welltower, Inc.	17,660	1,830,812
Weyerhaeuser Co.	23,395	702,552
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,373,384)		26,623,609
CONTINGENT VALUE RIGHTS - 0.0%(c)
Abiomed, Inc.(b)(d)	2	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 5.22%(e)	15,840,504	15,840,504
TOTAL SHORT-TERM INVESTMENTS (Cost $15,840,504)		15,840,504
TOTAL INVESTMENTS - 101.3% (Cost $1,274,475,012)		$1,401,919,250
Liabilities in Excess of Other Assets - (1.3)%		(18,021,471)
TOTAL NET ASSETS - 100.0%		$1,383,897,779
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of May 31, 2024 is $1,386,078,746.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

25

NEOS S&P 500® HIGH INCOME ETF
Schedule of Written Options
as of May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)% (a)(b)
Call Options - (1.1)%
S&P 500 Index
Expiration: 07/19/2024; Exercise Price: $5,320.00	$(593,719,875)	(1,125)	$(9,253,125)
Expiration: 07/19/2024; Exercise Price: $5,370.00	(593,719,875)	(1,125)	(6,350,625)
Total Call Options			(15,603,750)
TOTAL WRITTEN OPTIONS (Premiums received $14,400,742)			(15,603,750)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

Statements of Assets and Liabilities
May 31, 2024

	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Nasdaq-100® High Income ETF	NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$441,995,953	$11,192,569	$219,282,766	$1,401,919,250
Dividends and interest receivable	28,499	241	125,394	1,654,606
Receivable for investments sold	—	—	3,666,308	20,073,788
Receivable for fund shares sold	—	—	10,081,880	4,949,630
Deposit at broker for option contracts	—	4,709	—	—
Other assets	—	—	—	3
Total assets	442,024,452	11,197,519	233,156,348	1,428,597,277

LIABILITIES:
Written option contracts, at value	109,725	4,043	2,766,280	15,603,750
Payable to adviser	141,032	4,924	96,582	734,459
Payable for investments purchased	—	—	14,476,199	28,361,289
Total liabilities	250,757	8,967	17,339,061	44,699,498
NET ASSETS	$441,773,695	$11,188,552	$215,817,287	$1,383,897,779

Net Assets Consists of:
Paid-in capital	$441,652,803	$11,346,378	$211,287,214	$1,312,552,099
Total distributable earnings/(accumulated losses)	120,892	(157,826)	4,530,073	71,345,680
Total net assets	$441,773,695	$11,188,552	$215,817,287	$1,383,897,779
Net assets	$441,773,695	$11,188,552	$215,817,287	$1,383,897,779
Shares issued and outstanding(a)	8,870,000	240,000	4,280,000	27,960,000
Net asset value per share	$49.81	$46.62	$50.42	$49.50
COST:
Investments, at cost	$441,932,768	$11,349,711	$214,188,883	$1,274,475,012

PROCEEDS:
Written options premium	$245,135	$9,058	$2,723,595	$14,400,742

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

27

Statements of Operations
For the Periods Ended May 31, 2024

	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Nasdaq-100® High Income ETF(a)	NEOS S&P 500® High Income ETF
INVESTMENT INCOME:
Dividend income	$—	$185,831	$227,839	$8,584,194
Less: Dividend withholding taxes	—	—	(349)	(1,718)
Interest income	12,946,933	1,994	25,834	370,061
Total investment income	12,946,933	187,825	253,324	8,952,537

EXPENSES:
Investment advisory fee	915,994	33,466	175,260	3,831,430
Total expenses	915,994	33,466	175,260	3,831,430
Expense waiver by Adviser	—	(1,721)	—	—
Net expenses	915,994	31,745	175,260	3,831,430
NET INVESTMENT INCOME	12,030,939	156,080	78,064	5,121,107
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(2,094,707)	(62,094)	(69,815)	(4,068,221)
In-kind redemptions	(242)	—	—	3,122,739
Written option contracts expired or closed	3,556,051	103,092	(451,310)	(46,414,338)
Net realized gain/(loss)	1,461,102	40,998	(521,125)	(47,359,820)
Net change in unrealized appreciation/(depreciation) on:
Investments	88,127	(128,929)	5,093,883	126,898,467
Written option contracts	104,594	4,027	(42,685)	(1,209,356)
Net change in unrealized appreciation/(depreciation)	192,721	(124,902)	5,051,198	125,689,111
Net realized and unrealized gain/(loss)	1,653,823	(83,904)	4,530,073	78,329,291
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,684,762	$72,176	$4,608,137	$83,450,398

(a)	The Fund commenced investment operations on January 30, 2024.
The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	NEOS Enhanced Income 1-3 Month T-Bill ETF		NEOS Enhanced Income Aggregate Bond ETF
	Year ended May 31, 2024	Period ended May 31, 2023(a)	Year ended May 31, 2024	Period ended May 31, 2023(a)
OPERATIONS:
Net investment income	$12,030,939	$644,812	$156,080	$16,864
Net realized gain	1,461,102	290,414	40,998	16,541
Net change in unrealized appreciation/(depreciation)	192,721	5,874	(124,902)	(27,225)
Net increase in net assets from operations	13,684,762	941,100	72,176	6,180

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,553,733)	(951,625)	(202,156)	(34,026)
Return of capital	(1,282,823)	(29,184)	(112,364)	(9,004)
Total distributions to shareholders	(14,836,556)	(980,809)	(314,520)	(43,030)

CAPITAL TRANSACTIONS:
Subscriptions	413,865,914	101,652,426	9,497,973	1,969,773
Redemptions	(71,049,803)	(1,503,339)	—	—
Net increase in net assets from capital transactions	342,816,111	100,149,087	9,497,973	1,969,773
NET INCREASE IN NET ASSETS	341,664,317	100,109,378	9,255,629	1,932,923
NET ASSETS:
Beginning of the year	100,109,378	—	1,932,923	—
End of the year	$441,773,695	$100,109,378	$11,188,552	$1,932,923
SHARES TRANSACTIONS
Subscriptions	8,290,000	2,030,000	200,000	40,000
Redemptions	(1,420,000)	(30,000)	—	—
Total increase in shares outstanding	6,870,000	2,000,000	200,000	40,000
(a)	Inception date of the Fund was August 30, 2022.
The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets (Continued)

	NEOS Nasdaq-100® High Income ETF	NEOS S&P 500® High Income ETF
	Period ended May 31, 2024(a)	Year ended May 31, 2024	Period ended May 31, 2023(b)
OPERATIONS:
Net investment income	$78,064	$5,121,107	$45,704
Net realized gain/(loss)	(521,125)	(47,359,820)	70,319
Net change in unrealized appreciation	5,051,198	125,689,111	552,119
Net increase in net assets from operations	4,608,137	83,450,398	668,142

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(78,064)	(9,548,376)	(188,945)
Return of capital	(4,355,312)	(62,890,517)	(246,419)
Total distributions to shareholders	(4,433,376)	(72,438,893)	(435,364)

CAPITAL TRANSACTIONS:
Subscriptions	215,642,525	1,362,850,824	26,285,280
Redemptions	—	(15,527,100)	(955,508)
ETF transaction fees (See Note 7)	1	—	—
Net increase in net assets from capital transactions	215,642,526	1,347,323,724	25,329,772
NET INCREASE IN NET ASSETS	215,817,287	1,358,335,229	25,562,550

NET ASSETS:
Beginning of the year	—	25,562,550	—
End of the year	$215,817,287	$1,383,897,779	$25,562,550

SHARES TRANSACTIONS
Subscriptions	4,280,000	27,750,000	550,000
Redemptions	—	(320,000)	(20,000)
Total increase in shares outstanding	4,280,000	27,430,000	530,000
(a)	Inception date of the Fund was January 30, 2024.
(b)	Inception date of the Fund was August 30, 2022.

The accompanying notes are an integral part of these financial statements.

30

NEOS Enhanced Income 1-3 Month T-Bill ETF
Financial Highlights

	Year ended May 31, 2024	Period ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.05	$50.00
INVESTMENTS OPERATIONS:
Net investment income(b)	2.49	1.73
Net realized and unrealized gain on investments	0.34	0.32
Total from investment operations	2.83	2.05

LESS DISTRIBUTIONS FROM:
From net investment income	(2.61)	(1.31)
From net realized gains	(0.20)	(0.63)
Return of capital	(0.26)	(0.06)
Total distributions	(3.07)	(2.00)
Net asset value, end of period	$49.81	$50.05
Total Return(c)	5.80%	4.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$441,774	$100,109
Ratio of expenses to average net assets(d)	0.38%	0.38%
Ratio of net investment income to average net assets(d)	4.99%	4.58%
Portfolio turnover rate(c)(e)	0%	0%
(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year or period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions and short-term options.
The accompanying notes are an integral part of these financial statements.

31

NEOS Enhanced Income Aggregate Bond ETF
Financial Highlights

	Year ended May 31, 2024	Period ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.32	$49.77
INVESTMENTS OPERATIONS:
Net investment income(b)	1.27	0.78
Net realized and unrealized loss on investments	(0.47)	(0.40)
Total from investment operations	0.80	0.38
LESS DISTRIBUTIONS FROM:
From net investment income	(1.46)	(0.72)
From net realized gains	(0.24)	(0.73)
Return of capital	(0.80)	(0.38)
Total distributions	(2.50)	(1.83)
Net asset value, end of period	$46.62	$48.32
Total Return(c)	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(d)	0.58%	0.58%
After expense waivers(d)	0.55%	0.55%
Ratio of net investment income to average net assets(d)	2.71%	2.14%
Portfolio turnover rate(c)(e)	1%	0%
(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year or period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate exclude in-kind transactions and short-term options.
The accompanying notes are an integral part of these financial statements.

32

NEOS Nasdaq-100® High Income ETF
Financial Highlights

Period ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain on investments	2.77
Total from investment operations	2.82
LESS DISTRIBUTIONS FROM:
From net investment income	(0.04)
Return of capital	(2.36)
Total distributions	(2.40)
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$50.42
Total Return(d)	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$215,817
Ratio of expenses to average net assets(e)	0.68%
Ratio of net investment income to average net assets(e)	0.30%
Portfolio turnover rate(d)(f)	3%
(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate exclude in-kind transactions and short-term options.
The accompanying notes are an integral part of these financial statements.

33

NEOS S&P 500® High Income ETF
Financial Highlights

	Year ended May 31, 2024	Period ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.23	$49.67
INVESTMENTS OPERATIONS:
Net investment income(b)	0.44	0.49
Net realized and unrealized gain on investments	6.71	2.34
Total from investment operations	7.15	2.83
LESS DISTRIBUTIONS FROM:
From net investment income	(0.79)	(0.44)
From net realized gains	(0.32)	(1.40)
Return of capital	(4.77)	(2.43)
Total distributions	(5.88)	(4.27)
Net asset value, end of period	$49.50	$48.23
Total Return(c)	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,383,898	$25,563
Ratio of expenses to average net assets(d)	0.68%	0.68%
Ratio of net investment income to average net assets(d)	0.91%	1.37%
Portfolio turnover rate(c)(e)	14%	21%
(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year or period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate exclude in-kind transactions and short-term options.
The accompanying notes are an integral part of these financial statements.

34

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), formerly the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen operational exchange-traded funds (“ETFs”), four of which are presented herein, NEOS Enhanced Income 1-3 Year T-Bill ETF (the “NEOS 1-3 Year T-Bill ETF”)(formerly NEOS Enhanced Income Credit Alternative ETF), NEOS Enhanced Income Aggregate Bond ETF (the “NEOS Aggregate Bond ETF”), NEOS Nasdaq-100® High Income ETF (the “NEOS Nasdaq-100® ETF”) and NEOS S&P 500® High Income ETF (the “NEOS S&P 500® ETF”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the NEOS 1-3 Year T-Bill ETF and the NEOS Aggregate Bond ETF is to seek to generate monthly income in a tax efficient manner and the investment objective of the NEOS Nasdaq-100® ETF and NEOS S&P 500® ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.
NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 p.m., Eastern Time bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 p.m. bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. Eastern Time bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including

35

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2024, there was one security within the NEOS S&P 500® ETF that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –
 Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –
 Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
 Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2024:
NEOS 1-3 Year T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options*	$ —	$60,610	$ —	$60,610
Money Market Funds	1,468,316	—	—	1,468,316
U.S. Treasury Bills	—	440,467,027	—	440,467,027
Total Assets	$1,468,316	$440,527,637	$—	$441,995,953
Liabilities:
Written Options*	—	(109,725)	—	(109,725)
Total Liabilities	$—	$(109,725)	$—	$(109,725)
NEOS Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,159,096	$ —	$ —	$11,159,096
Purchased Options*	—	1,873	—	1,873
Money Market Funds	31,600	—	—	31,600
Total Assets	$11,190,696	$1,873	$—	$11,192,569
Liabilities:
Written Options*	—	(4,043)	—	(4,043)
Total Liabilities	$ —	$(4,043)	$ —	$(4,043)

36

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
NEOS Nasdaq-100® ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks**	$217,611,373	$ —	$ —	$ 217,611,373
Money Market Funds	1,671,393	—	—	1,671,393
Total Assets	$219,282,766	$—	—	$219,282,766
Liabilities:
Written Options*	—	(2,766,280)	—	(2,766,280)
Total Liabilities	$—	$(2,766,280)	$ —	$(2,766,280)

NEOS S&P 500® ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks**	$1,359,455,137	$ —	$ —	$1,359,455,137
Real Estate Investment Trusts	26,623,609	—	—	26,623,609
Contingent Value Rights	—	—	0***	0***
Money Market Funds	15,840,504	—	—	15,840,504
Total Assets	$1,401,919,250	$—	$0***	$1,401,919,250
Liabilities:
Written Options*	—	(15,603,750)	—	(15,603,750)
Total Liabilities	$—	$(15,603,750)	$—	$(15,603,750)

*
The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

**	See Schedule of Investments for segregation by industry.
***	Represents amount less than $0.50.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the year ended May 31, 2024.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of May 31, 2024 for the NEOS S&P 500® ETF are as follows:

Description	Fair Value as of May 31, 2024	Valuation Technique	Unobservable Input	Input Values
Contingent Value Rights*	$ 0**	Projected Final Distribution	Discount of Projected Distribution	$ 35.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**	Represents amount less than $0.50.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is

37

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.
When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (H). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended May 31, 2024.

38

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
G.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
H.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

For the year or period ended May 31, 2024, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Value
NEOS 1-3 Year T-Bill ETF
Purchased Options	526	$254,110,111
Written Options	526	$254,110,111
NEOS Aggregate Bond ETF
Purchased Options	12	$6,029,221
Written Options	12	$6,029,221
NEOS Nasdaq-100® ETF
Written Options	31	$56,930,494
NEOS S&P 500® ETF
Written Options	1,063	$522,215,131
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2024:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS 1-3 Year T-Bill ETF
Purchased Options:
Equity	Investments, at value	$60,610	$—
Written Options:
Equity	Written option contracts, at value	—	109,725
Total Derivatives not accounted for as hedging instruments		$60,610	$109,725

39

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Aggregate Bond ETF
Purchased Options:
Equity	Investments, at value	$1,873	$—
Written Options:
Equity	Written option contracts, at value	—	4,043
Total Derivatives not accounted for as hedging instruments		$1,873	$4,043
NEOS NASDAQ-100® ETF
Written Options:
Equity	Written option contracts, at value	$—	$2,766,280
Total Derivatives not accounted for as hedging instruments		$—	$2,766,280
NEOS S&P 500® ETF
Written Options:
Equity	Written option contracts, at value	$—	$15,603,750
Total Derivatives not accounted for as hedging instruments		$—	$15,603,750
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2024:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS 1-3 Year T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ (2,092,936)	$3,556,051	$1,463,115
Total	$ (2,092,936)	$3,556,051	$1,463,115
NEOS Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(59,610)	$103,092	$43,482
Total	$(59,610)	$103,092	$43,482
NEOS NASDAQ-100® ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(451,310)	$(451,310)
Total		$(451,310)	$(451,310)
NEOS S&P 500® ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(46,414,338)	$(46,414,338)
Total		$(46,414,338)	$(46,414,338)

40

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options*	Written Options	Total
NEOS 1-3 Year T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ (43,143)	$104,594	$61,451
Total	$ (43,143)	$104,594	$61,451
NEOS Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,331)	$4,027	$2,696
Total	$(1,331)	$4,027	$2,696
NEOS NASDAQ-100® ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(42,685)	$(42,685)
Total		$(42,685)	$(42,685)
NEOS S&P 500® ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(1,209,356)	$(1,209,356)
Total		$(1,209,356)	$(1,209,356)
*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
I.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2024, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS 1-3 Year T-Bill ETF	$242	$(242)
NEOS Aggregate Bond ETF	—	—
NEOS Nasdaq-100® ETF	—	—
NEOS S&P 500® ETF	(3,035,539)	3,035,539
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, the NEOS 1-3 Year T-Bill ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.38%, the NEOS Aggregate Bond ETF pays the Adviser a monthly unitary

41

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
management fee at an annual rate of 0.58% and the NEOS Nasdaq-100® ETF and NEOS S&P 500® ETFpay the Adviser a monthly unitary management fee at the annual rate of 0.68%, based on each Fund’s average daily net assets. For the periods ended May 31, 2024, NEOS 1-3 Year T-Bill ETF, NEOS Aggregate Bond ETF, NEOS Nasdaq-100® ETF and NEOS S&P 500® ETF incurred $915,994, $33,466, $175,260 and $3,831,430, respectively, in management fees. Additionally, for the year ended May 31, 2024, the Adviser waived $1,721 of management fees with respect to the NEOS Aggregate Bond ETF.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For the NEOS Aggregate Bond ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58% through September 28, 2024. This expense cap may not be terminated prior to this date except by the Board.
The NEOS Aggregate Bond ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.58% of average daily net assets or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the year ended May 31, 2024, NEOS Aggregate Bond ETF did not repay expenses to the Adviser.
As of May 31, 2024, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires May 31, 2026	Expires May 31, 2027	Total Eligible for Recoupment
NEOS Aggregate Bond ETF	$ 234	$ 1,721	$ 1,955

Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended May 31, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

42

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of May 31, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year or period ended May 31, 2024, were as follows:

	Purchases	Sales
NEOS 1-3 Year T-Bill ETF	$—	$—
NEOS Aggregate Bond ETF	2,362,604	70,877
NEOS Nasdaq-100® ETF	6,048,919	1,886,161
NEOS S&P 500® ETF	80,227,029	83,278,027
The costs of purchases and sales of in-kind transactions, during the year or period ended May 31, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS 1-3 Year T-Bill ETF	$—	$—
NEOS Aggregate Bond ETF	7,081,461	—
NEOS Nasdaq-100® ETF	208,424,547	—
NEOS S&P 500® ETF	1,251,089,085	12,542,735
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the periods ended May 31, 2024 and May 31, 2023 are as follows:

	Period ended May 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS 1-3 Year T-Bill ETF	$ 12,638,994	$914,739	$1,282,823
NEOS Aggregate Bond ETF	174,451	27,705	112,364
NEOS Nasdaq-100® ETF	78,064	—	4,355,312
NEOS S&P 500® ETF	6,874,469	2,673,907	62,890,517

43

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)

	Period ended May 31, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS 1-3 Year T-Bill ETF	$767,388	$184,237	$29,184
NEOS Aggregate Bond ETF	23,595	10,431	9,004
NEOS S&P 500® ETF	105,622	83,323	246,419

NEOS Nasdaq-100® ETF commenced operations on January 30, 2024, thus there were no distributions made during the period ended May 31, 2023.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2024, the Funds did not have any late year losses. NEOS S&P 500® ETF had $20,397,379 of short term post October losses and $31,208,655 of long term post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, NEOS Nasdaq-100® ETF had $197,033 of short-term capital loss carryover and $296,397 of long-term capital loss carryover. No other Funds have any short or long-term capital loss carryovers available.
As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS 1-3 Year T-Bill ETF	NEOS Aggregate Bond ETF	NEOS Nasdaq-100® ETF	NEOS S&P 500® ETF
Federal income tax cost of investments	$ 441,875,062	$ 11,350,395	$ 214,259,263	$1,278,967,535
Aggregate gross unrealized appreciation	120,891	—	10,432,841	158,176,076
Aggregate gross unrealized (depreciation)	—	(157,826)	(5,409,338)	(35,224,361)
Net unrealized appreciation (depreciation)	120,891	(157,826)	5,023,503	122,951,715
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—	—	—	—
Accumulated capital and other gain/(loss)	1	—	(493,430)	(51,606,035)
Total distributable earnings (accumulated loss)	120,892	(157,826)	4,530,073	71,345,680

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS 1-3 Year T-Bill ETF and NEOS Aggregate Bond ETF are $300, and the NEOS S&P 500® ETF and NEOS Nasdaq-100® ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Cash Alternative ETF and NEOS Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS S&P 500® ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Nasdaq-100® ETF are listed and traded on NASDAQ (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be

44

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, NEOS Investment Management, LLC, the adviser to the NEOS Enhanced Income Cash Alternative ETF, NEOS S&P 500® High Income ETF, NEOS Enhanced Income Aggregate Bond ETF and NEOS Nasdaq-100® ETF, has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

45

NEOS ETF Trust
Report of Independent Registered Public Accounting Firm
To the Shareholders of NEOS ETFs and
Board of Trustees of NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of NEOS ETFs comprising the funds listed below (the “Funds”), each a series of NEOS ETF Trust (formerly SHP ETF Trust), as of May 31, 2024, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”) and related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, the results of their operations, the changes in net assets and the financial highlights for the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
NEOS Enhanced Income 1-3 Month T-Bill ETF (formerly NEOS Enhanced Income Credit Alternative ETF), NEOS Enhanced Income Aggregate Bond ETF, and NEOS S&P 500® High Income ETF	For the year ended May 31, 2024	For the year ended May 31, 2024 and for the period from August 30, 2022 (commencement of operations) to May 31, 2023
NEOS Nasdaq-100® High Income ETF	For the period from January 30, 2024 (commencement of operations) to May 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the NEOS ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2024

46

NEOS ETF Trust
Other Non-Audited Information
May 31, 2024 (Unaudited)
TAX INFORMATION
For the fiscal period ended May 31, 2024, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	100.00%
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2024 were as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	100.00%
For the period ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	4.81%
NEOS Enhanced Income Aggregate Bond ETF	11.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	25.51%
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.

47

NEOS ETF Trust
Other Non-Audited Information
May 31, 2024 (Unaudited) (Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

48

NEOS ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment COMPANIES (UNAUDITED)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

49

NEOS ETF Trust
Proxy Disclosures for Open-End Management Investment COMPANIES (UNAUDITED)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

50

NEOS ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment COMPANIES (UNAUDITED)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

51

NEOS ETF Trust
Statement Regarding Basis for Approval of Investment Advisory
CONTRACT (UNAUDITED)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on December 12, 2023. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Nasdaq 100 High Income ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service. The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement for the New ETF, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of

52

NEOS ETF Trust
Statement Regarding Basis for Approval of Investment Advisory
CONTRACT (UNAUDITED) (Continued)
their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance. Because the New ETF had not commenced operations, the Board was not able to review its performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses. As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s advisory fee, which was a unitary fee, and overall expenses compared to peer funds and other funds advised by NEOS. The Board recalled NEOS’ discussion regarding the resources that will be required to manage the New ETF compared to those of its peers. The Board was aware that under the unitary fee arrangement, NEOS is contractually obligated to pay the fees of the New ETF’s service providers, with the exception of NEOS’s advisory fee and certain other expenses.
With respect to the New ETF, the Board noted that NEOS proposed an advisory fee of 0.68%. The Board compared this fee to the fees charged by a group of peer funds assembled by NEOS that invest in stocks comprising the Nasdaq 100 or similar index and utilize call options to generate income. The Board recalled NEOS assertion that the expertise and resources required to create the product and support the models supported the higher fee.
Economies of Scale. The Board reviewed NEOS’ asset projections and noted NEOS’ assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’ willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analyses reviewed by the Board and the selected financial information of NEOS provided by NEOS to the Board. After review and discussion, the Board concluded the anticipated profit from NEOS’s relationship with the New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that NEOS’ advisory fee for the New ETF was not unreasonable, and that approval of the Advisory Agreement was in the best interest of future shareholders of the New ETF.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 8, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 8, 2024